Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 16, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON May 16, 2001.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 30, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:         $      1,411,916

                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM		01741R102    35232  1756150 SH       DEFINED 03 	   1756150	  0	   0
AMFM			       COM		001693100    32237   518900 SH       DEFINED 03		    518900	  0        0
AVTEAM			       CL A		054527205     3324   984760 SH       DEFINED 03		    984760	  0	   0
CBS CORP		       COM		12490K107     1529    27000 SH       DEFINED 03		     27000        0	   0
CENDANT CORP		       COM		151313103    13875   750000 SH       DEFINED 03		    750000	  0	   0
CHAMPION INTL CORP	       COM		158525102     1337    25100 SH       DEFINED 03		     25100	  0	   0
CITADEL COMMUNICATIONS CORP    COM		172853202     7992   222000 SH       DEFINED 03		    222000	  0	   0
CONCENTRIC NETWORK  CORP       COM		20589R107    27500   500000 SH       DEFINED 03		    500000	  0	   0
DII GROUP INC		       COM		232949107    47205   420300 SH       DEFINED 03		    420300	  0	   0
FINANCIAL SEC ASSURN HLDGS LTD COM		31769P100    10538   143500 SH       DEFINED 03             143500	  0	   0
FIRST SEC CORP DEL	       COM		336294103     9900   825000 SH       DEFINED 03             825000	  0	   0
GOLDEN STATE BANCORP INC       WT EXP 082100	381197128    10091  2227700 SH       DEFINED 03			 0	  0	   0
GTE CORP		       COM		362320103    63190   890000 SH       DEFINED 03		    890000	  0	   0
IMPROVENET INC		       COM	        45321E106     2991   405600 SH       DEFINED 03		    405600	  0	   0
LIMITED INC	               COM	        532716107    22103   524700 SH       DEFINED 03		    524700        0	   0
MEDIAONE GROUP INC	       COM	        58440J104   249075  3075000 SH       DEFINED 03		   3075000 	  0	   0
MIRAGE RESORTS INC	       COM	        60462E104    19375  1000000 SH       DEFINED 03		   1000000	  0	   0
MONSANTO	               COM	        611662107    97056  1949700 SH       DEFINED 03		   1949700	  0	   0
ORTEL CORP	               COM	        68749W102    33750   180000 SH       DEFINED 03		    180000        0	   0
PIMCO ADVISORS HLDGS LP	       UT LTD PART INT	69338P102    28734   750000 SH       DEFINED 03		    750000	  0	   0
QWEST COMMUNICATIONS INTL INC  COM	        749121109    98368  2028200 SH       DEFINED 03		   2028200	  0	   0
RAYTHEON CO	               CL B	        755111408     2130   120000 SH       DEFINED 03		    120000	  0	   0
SAFEGUARD SCIENTIFICS INC      SB NT CV 5% 06	786449AE8   265923 88884000 SH       DEFINED 03		  88884000	  0	   0
SAUER INC		       COM	        804137107     8530  1066200 SH       DEFINED 03		   1066200	  0	   0
SPRINT CORP	               COM FON GROUP	852061100     5040    80000 SH       DEFINED 03		     80000        0	   0
STERLING SOFTWARE INC	       COM	        859547101     4956   162500 SH       DEFINED 03		    162500	  0	   0
TIME WARNER INC		       COM	        887315109    14000   140000 SH       DEFINED 03		    140000	  0	   0
TIMES MIRROR CO NEW	       COM SER A	887364107    55762   600000 SH       DEFINED 03		    600000	  0	   0
US WEST INC NEW		       COM	        91273H101   157792  2172700 SH       DEFINED 03		   2172700	  0	   0
WARNER LAMBERT CO	       COM	        934488107    79872   819200 SH       DEFINED 03		    819200	  0	   0
WILLIAMS COS INC DEL	       COM	        969457100     2509    57100 SH       DEFINED 03		     57100	  0	   0
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